Earnings Per Unit (Schedule Of Basic And Diluted Earnings Per Unit) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Unit [Line Items]
Distributions declared			$ 26,032
Earnings less than distributions			(3,023)
Net income attributable to the partnership	$ 12,130	$ 10,879	23,009
Limited Partners [Member]
Earnings Per Unit [Line Items]
Distributions declared			25,511
General Partner [Member]
Earnings Per Unit [Line Items]
Distributions declared			521
Earnings less than distributions			(61)
Net income attributable to the partnership			460
Common Units [Member]
Earnings Per Unit [Line Items]
Earnings per limited partner unit (basic and diluted)	$ 0.37	$ 0.34
Common Units [Member] | Limited Partners [Member]
Earnings Per Unit [Line Items]
Distributions declared			12,760
Earnings less than distributions			(1,482)
Net income attributable to the partnership			$ 11,278
Weighted average limited partner units outstanding (basic and diluted)			15,897
Earnings per limited partner unit (basic and diluted)			$ 0.71
Subordinated Units [Member]
Earnings Per Unit [Line Items]
Earnings per limited partner unit (basic and diluted)	$ 0.37	$ 0.34
Subordinated Units [Member] | Limited Partners [Member]
Earnings Per Unit [Line Items]
Distributions declared			$ 12,751
Earnings less than distributions			(1,480)
Net income attributable to the partnership			$ 11,271
Weighted average limited partner units outstanding (basic and diluted)			15,890
Earnings per limited partner unit (basic and diluted)			$ 0.71